21. SUBSEQUENT EVENTS (Details)	12 Months Ended
Dec. 31, 2024
Subsequent Event #1
Subsequent Event, Description	ZenaTech acquired Weddle Surveying, Inc., a Tigard, Oregon based professional land surveying company
Subsequent Event, Date	Jan. 14, 2025
Subsequent Event #2
Subsequent Event, Description	ZenaTech acquired KJM Land Surveying, based in Pensacola, Florida
Subsequent Event, Date	Jan. 22, 2025
Subsequent Event #3
Subsequent Event, Description	ZenaTech created Spider Vision Sensors, Ltd in Taiwan in February 2025
Subsequent Event #4
Subsequent Event, Description	ZenaTech bought Othership (UK) company
Subsequent Event, Date	Mar. 18, 2025
Subsequent Event #5
Subsequent Event, Description	the Company and Epazz entered into a royalty agreement
Subsequent Event, Date	Jan. 14, 2025